Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments [line items]
Capital commitments relating to property, plant and equipment	¥ 882	¥ 714
Exploration and production licenses [member]
Disclosure of commitments [line items]
Payments incurred to exploration and production licenses	¥ 744	¥ 700	¥ 535